Schedule of Movement in Provision for Doubtful Debt (Details)	3 Months Ended
Mar. 31, 2026 USD ($)
Schedule Of Movement In Provision For Doubtful Debt
Beginning balance	$ 447,000
Reduction in provision	162,000
Foreign exchange translation adjustment	(1,000)
Foreign exchange translation adjustment
Closing balance	$ 286,000